Ordinary Shares	12 Months Ended
Dec. 31, 2022
Ordinary Shares [Abstract]
ORDINARY SHARES

NOTE 16 – ORDINARY SHARES

The Company is authorized to issue 500,000,000 ordinary shares of $0.0001 par value. On November 3, 2017 and December 16, 2017, the Company issued 10,987,679 ordinary shares to nine shareholders.

On July 15, 2021, the Company approved and adopted the amended and restated memorandum and articles of association. The amended and restated memorandum and articles of association provide that, the Company’ s authorized share capital upon completion of the offering will be $50,000 divided into 500,000,000 shares of a par value of $0.0001, comprised of 490,000,000 ordinary Shares, and 10,000,000 preference shares.